SCHEDULE OF MATURITY LEASE LIABILITIES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
lease liabilities, carrying amount	$ 364,374	$ 656,794	$ 779,854	$ 398,431	$ 147,327
lease liabilities, undiscounted cashflow	369,900	671,990
Not later than one year [member]
IfrsStatementLineItems [Line Items]
lease liabilities, carrying amount	364,374	534,235	178,001	144,074
lease liabilities, undiscounted cashflow	369,900	548,690
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
lease liabilities, carrying amount		122,559	479,294	254,357
lease liabilities, undiscounted cashflow		123,300
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
lease liabilities, carrying amount			$ 122,559